Share Option and Warrant Reserves (Details 2)		12 Months Ended
	Jan. 24, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share Option and Warrant Reserves
Number of share options outstanding Beginning of the year		8,141,004	5,602,619
Number of share options granted	1,745,000	1,405,000	5,857,459	4,180,672
Number of share options exercised		5,834	3,228,182
Number of share options expired		1,685,048	20,272
Number of share options forfeited		1,103,125	70,620
Number of share options outstanding end of the year		6,751,997	8,141,004	5,602,619
Weighted average exercise price outstanding Beginning of the year		$ 2.67	$ 2.96
Weighted average exercise price granted		1.03	2.42
Weighted average exercise price exercised		0.86	2.42
Weighted average exercise price expired		2.04	2.90
Weighted average exercise price outstanding end of the year		2.00	2.67	$ 2.96
Weighted average exercise price forfeited		$ 2.61	$ 2.61